MidCap Stock Portfolio
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.6%
Automobiles & Components — 1.5%
Adient PLC(a)	527	12,690
Autoliv, Inc.	7,937	980,220
Gentex Corp.	12,207	345,458
Lear Corp.(b)	4,993	502,346
Visteon Corp.	4,463	534,935
		2,375,649
Banks — 6.1%
Bank OZK(b)	19,735	1,006,090
Comerica, Inc.	18,312	1,254,738
Commerce Bancshares, Inc.	14,994	896,041
East West Bancorp, Inc.	6,547	696,928
First Financial Bankshares, Inc.	27,495	925,207
First Horizon Corp.	93,586	2,115,980
Hancock Whitney Corp.	10,248	641,627
Synovus Financial Corp.	3,873	190,087
Wintrust Financial Corp.	5,415	717,163
Zions Bancorp NA	20,402	1,154,345
		9,598,206
Capital Goods — 18.1%
AGCO Corp.	2,264	242,406
Applied Industrial Technologies, Inc.	4,595	1,199,525
Armstrong World Industries, Inc.	1,328	260,301
Axon Enterprise, Inc.(a)	1,486	1,066,413
BWX Technologies, Inc.	4,871	898,066
Chart Industries, Inc.(a)	1,700	340,255
Comfort Systems USA, Inc.	1,483	1,223,742
Core & Main, Inc., Cl. A(a)	6,006	323,303
Curtiss-Wright Corp.	1,610	874,133
EMCOR Group, Inc.	5,844	3,795,913
EnerSys	1,564	176,669
Esab Corp.	6,063	677,480
Flowserve Corp.	19,243	1,022,573
Fortune Brands Innovations, Inc.	7,785	415,641
Generac Holdings, Inc.(a)	978	163,717
Graco, Inc.	8,842	751,216
ITT, Inc.	11,837	2,115,982
Kennametal, Inc.	1,799	37,653
Lincoln Electric Holdings, Inc.	6,634	1,564,496
MasTec, Inc.(a)	4,340	923,595
MSC Industrial Direct Co., Inc., Cl. A	1,370	126,232
Mueller Industries, Inc.	2,290	231,542
NEXTracker, Inc., Cl. A(a)	10,048	743,452
nVent Electric PLC	6,912	681,800
Oshkosh Corp.	2,800	363,160
Regal Rexnord Corp.	5,308	761,380
Sensata Technologies Holding PLC	27,203	831,052
The Middleby Corp.(a)	6,196	823,634
The Toro Company	14,329	1,091,870

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Capital Goods — 18.1% (continued)
Valmont Industries, Inc.	1,652	640,530
Watts Water Technologies, Inc., Cl. A	6,456	1,803,032
WESCO International, Inc.	10,533	2,227,730
		28,398,493
Commercial & Professional Services — 2.5%
CACI International, Inc., Cl. A(a)	459	228,940
ExlService Holdings, Inc.(a)	19,844	873,731
Exponent, Inc.	6,950	482,886
Genpact Ltd.	19,606	821,295
KBR, Inc.	3,627	171,521
Maximus, Inc.	4,529	413,815
Paylocity Holding Corp.(a)	3,806	606,182
Tetra Tech, Inc.	10,731	358,201
		3,956,571
Consumer Discretionary Distribution & Retail — 3.5%
Abercrombie & Fitch Co., Cl. A(a)	4,490	384,120
AutoNation, Inc.(a)	299	65,412
Bath & Body Works, Inc.	28,400	731,584
CarMax, Inc.(a)	1,663	74,619
Chewy, Inc., Cl. A(a)	13,286	537,419
Etsy, Inc.(a)	3,834	254,539
Five Below, Inc.(a)	5,132	793,921
GameStop Corp., Cl. A(a),(b)	19,001	518,347
Lithia Motors, Inc.	1,379	435,764
Macy’s, Inc.	26,300	471,559
Murphy USA, Inc.	1,970	764,872
The Gap, Inc.	13,180	281,920
Wayfair, Inc., Cl. A(a)	2,249	200,903
		5,514,979
Consumer Durables & Apparel — 3.4%
Brunswick Corp.(b)	12,306	778,231
Columbia Sportswear Co.(b)	4,785	250,256
Crocs, Inc.(a),(b)	5,984	499,963
Deckers Outdoor Corp.(a)	2,024	205,173
Mattel, Inc.(a)	28,574	480,900
Polaris, Inc.(b)	11,000	639,430
PVH Corp.	3,911	327,625
Somnigroup International, Inc.	12,862	1,084,653
TopBuild Corp.(a)	1,204	470,595
YETI Holdings, Inc.(a)	15,062	499,757
		5,236,583
Consumer Services — 5.0%
ADT, Inc.	63,403	552,240
Aramark	2,592	99,533
Boyd Gaming Corp.(b)	13,964	1,207,188
Cava Group, Inc.(a),(b)	2,637	159,301
Duolingo, Inc.(a),(b)	1,885	606,668
Graham Holdings Co., Cl. B	915	1,077,239
Grand Canyon Education, Inc.(a)	6,665	1,463,101
H&R Block, Inc.	10,058	508,633
Travel + Leisure Co.	19,998	1,189,681

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Consumer Services — 5.0% (continued)
Vail Resorts, Inc.(b)	1,506	225,252
Wingstop, Inc.(b)	2,790	702,187
		7,791,023
Consumer Staples Distribution & Retail — 2.8%
Casey’s General Stores, Inc.	1,597	902,816
Maplebear, Inc.(a)	6,147	225,964
Sprouts Farmers Market, Inc.(a)	12,497	1,359,674
US Foods Holding Corp.(a)	25,130	1,925,460
		4,413,914
Energy — 3.6%
Antero Midstream Corp.	30,570	594,281
CNX Resources Corp.(a),(b)	7,312	234,861
Halliburton Co.	15,033	369,812
HF Sinclair Corp.	9,100	476,294
Murphy Oil Corp.	21,052	598,087
NOV, Inc.	38,243	506,720
Ovintiv, Inc.	21,641	873,864
Schlumberger NV	24,255	833,644
TechnipFMC PLC	21,000	828,450
Weatherford International PLC	5,236	358,299
		5,674,312
Equity Real Estate Investment Trusts — 7.6%
American Homes 4 Rent, Cl. A(c)	42,728	1,420,706
Brixmor Property Group, Inc.(c)	27,256	754,446
COPT Defense Properties(b),(c)	34,637	1,006,551
CubeSmart(c)	25,166	1,023,250
EastGroup Properties, Inc.(c)	1,746	295,528
EPR Properties(b),(c)	9,847	571,224
Equity LifeStyle Properties, Inc.(c)	7,095	430,666
First Industrial Realty Trust, Inc.(c)	17,116	880,960
Gaming and Leisure Properties, Inc.(c)	12,211	569,155
Host Hotels & Resorts, Inc.(c)	26,432	449,873
Lamar Advertising Co., Cl. A(c)	7,306	894,400
National Storage Affiliates Trust(c)	1,609	48,624
NNN REIT, Inc.(c)	31,516	1,341,636
Omega Healthcare Investors, Inc.(c)	18,962	800,576
Park Hotels & Resorts, Inc.(b),(c)	10,133	112,274
Rayonier, Inc.(c)	4,053	107,567
STAG Industrial, Inc.(c)	35,626	1,257,242
		11,964,678
Financial Services — 5.4%
Affiliated Managers Group, Inc.	1,113	265,373
Euronet Worldwide, Inc.(a),(b)	9,673	849,386
Federated Hermes, Inc.	17,291	897,922
Hamilton Lane, Inc., Cl. A	2,560	345,062
Janus Henderson Group PLC	26,488	1,178,981
Jefferies Financial Group, Inc.	6,499	425,165
MGIC Investment Corp.	43,841	1,243,769
SEI Investments Co.	16,111	1,367,018
Shift4 Payments, Inc., Cl. A(a),(b)	4,072	315,173
SLM Corp.	7,468	206,714

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Financial Services — 5.4% (continued)
Synchrony Financial	4,682	332,656
WEX, Inc.(a),(b)	6,274	988,343
		8,415,562
Food, Beverage & Tobacco — 1.3%
Celsius Holdings, Inc.(a)	4,881	280,609
Coca-Cola Consolidated, Inc.	3,035	355,581
Darling Ingredients, Inc.(a)	8,838	272,829
Flowers Foods, Inc.	58,349	761,454
Post Holdings, Inc.(a)	247	26,547
The Boston Beer Company, Inc., Cl. A(a)	1,910	403,812
		2,100,832
Health Care Equipment & Services — 5.2%
DENTSPLY SIRONA, Inc.	13,295	168,714
Doximity, Inc., Cl. A(a)	13,835	1,012,030
Globus Medical, Inc., Cl. A(a)	2,368	135,615
Haemonetics Corp.(a)	106	5,167
HealthEquity, Inc.(a)	5,339	505,977
Hims & Hers Health, Inc.(a),(b)	9,657	547,745
IDEXX Laboratories, Inc.(a)	2,198	1,404,280
Masimo Corp.(a),(b)	1,424	210,111
Option Care Health, Inc.(a)	20,666	573,688
Penumbra, Inc.(a)	3,833	970,976
ResMed, Inc.	5,088	1,392,738
Teladoc Health, Inc.(a)	17,206	133,002
Tenet Healthcare Corp.(a)	5,470	1,110,629
		8,170,672
Household & Personal Products — .2%
elf Beauty, Inc.(a),(b)	2,400	317,952
Energizer Holdings, Inc.	1,748	43,508
		361,460
Insurance — 3.3%
American Financial Group, Inc.	4,389	639,565
CNO Financial Group, Inc.	21,123	835,414
Kemper Corp.	1,828	94,233
Kinsale Capital Group, Inc.(b)	792	336,806
Old Republic International Corp.	21,174	899,260
Primerica, Inc.	4,386	1,217,510
The Hanover Insurance Group, Inc.	4,173	757,942
Unum Group	4,914	382,211
		5,162,941
Materials — 6.5%
Ashland, Inc.	6,807	326,123
Avient Corp.	1,805	59,475
Axalta Coating Systems Ltd.(a)	31,364	897,638
Cabot Corp.	9,894	752,439
Carpenter Technology Corp.	2,178	534,786
Cleveland-Cliffs, Inc.(a)	41,430	505,446
Commercial Metals Co.	18,537	1,061,799
Crown Holdings, Inc.	11,689	1,129,040
Eagle Materials, Inc.	4,320	1,006,733
Louisiana-Pacific Corp.	3,899	346,387

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Materials — 6.5% (continued)
MP Materials Corp.(a),(b)	3,900	261,573
NewMarket Corp.	1,137	941,675
Olin Corp.	4,648	116,154
Reliance, Inc.	2,483	697,301
Royal Gold, Inc.	800	160,464
RPM International, Inc.	8,448	995,850
Sealed Air Corp.(b)	5,868	207,434
The Scotts Miracle-Gro Company	3,056	174,039
		10,174,356
Media & Entertainment — 1.7%
EchoStar Corp., Cl. A(a)	4,500	343,620
Nexstar Media Group, Inc.	3,092	611,412
Pinterest, Inc., Cl. A(a)	18,510	595,467
Roku, Inc.(a)	433	43,356
TEGNA, Inc.	9,845	200,149
The New York Times Company, Cl. A	13,423	770,480
ZoomInfo Technologies, Inc.(a)	14,392	157,017
		2,721,501
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
Avantor, Inc.(a),(b)	5,040	62,899
Azenta, Inc.(a)	6,567	188,604
BioMarin Pharmaceutical, Inc.(a)	15,070	816,191
Bio-Rad Laboratories, Inc., Cl. A(a)	652	182,814
Charles River Laboratories International, Inc.(a)	1,241	194,167
Exelixis, Inc.(a)	29,096	1,201,665
Halozyme Therapeutics, Inc.(a)	8,590	629,991
Illumina, Inc.(a)	10,127	961,761
Jazz Pharmaceuticals PLC(a)	4,103	540,775
Medpace Holdings, Inc.(a)	1,286	661,210
Neurocrine Biosciences, Inc.(a)	6,909	969,886
Repligen Corp.(a)	5,732	766,197
United Therapeutics Corp.(a)	2,482	1,040,479
		8,216,639
Real Estate Management & Development — .2%
Jones Lang LaSalle, Inc.(a)	1,077	321,248
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.(a),(b)	12,404	362,197
Cirrus Logic, Inc.(a)	7,588	950,700
MKS, Inc.	2,400	297,048
Power Integrations, Inc.	6,451	259,395
Rambus, Inc.(a),(b)	6,257	651,979
Skyworks Solutions, Inc.	6,204	477,584
Universal Display Corp.	2,757	395,988
Wolfspeed, Inc.(a)	4	110
Wolfspeed, Inc.(a)	461	558
		3,395,559
Software & Services — 5.0%
Appfolio, Inc., Cl. A(a)	2,438	672,059
ASGN, Inc.(a)	943	44,651
BILL Holdings, Inc.(a),(b)	5,588	295,996
Blackbaud, Inc.(a)	5,017	322,643

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Software & Services — 5.0% (continued)
Commvault Systems, Inc.(a)	5,177	977,314
Docusign, Inc.(a)	12,350	890,312
Dolby Laboratories, Inc., Cl. A	1,490	107,831
Dynatrace, Inc.(a)	4,867	235,806
Guidewire Software, Inc.(a)	2,549	585,913
HubSpot, Inc.(a)	441	206,300
Manhattan Associates, Inc.(a)	3,002	615,350
Nutanix, Inc., Cl. A(a)	5,700	424,023
Okta, Inc.(a)	7,947	728,740
Pegasystems, Inc.(b)	5,463	314,123
Qualys, Inc.(a)	4,511	596,941
Twilio, Inc., Cl. A(a)	8,200	820,738
		7,838,740
Technology Hardware & Equipment — 4.4%
Avnet, Inc.	16,657	870,828
Ciena Corp.(a)	8,022	1,168,565
Coherent Corp.(a)	5,454	587,505
Fabrinet(a),(b)	857	312,479
Flex Ltd.(a)	26,706	1,548,147
Lumentum Holdings, Inc.(a),(b)	1,564	254,478
Novanta, Inc.(a)	525	52,579
Pure Storage, Inc., Cl. A(a)	18,057	1,513,357
Vontier Corp.	7,642	320,735
Xerox Holdings Corp.(b)	2,916	10,964
Zebra Technologies Corp., Cl. A(a)	684	203,257
		6,842,894
Telecommunication Services — .3%
Iridium Communications, Inc.	23,194	404,967
Lumen Technologies, Inc.(a)	20,541	125,711
		530,678
Transportation — 1.5%
American Airlines Group, Inc.(a),(b)	30,200	339,448
Avis Budget Group, Inc.(a),(b)	657	105,498
Delta Air Lines, Inc.	5,379	305,258
Kirby Corp.(a)	5,232	436,610
Lyft, Inc., Cl. A(a)	12,109	266,519
Ryder System, Inc.	2,383	449,529
Saia, Inc.(a),(b)	1,280	383,181
		2,286,043
Utilities — 3.0%
Black Hills Corp.	22,346	1,376,290
Edison International	5,020	277,506
National Fuel Gas Co.	9,806	905,780
Northwestern Energy Group, Inc.	11,072	648,930
Talen Energy Corp.(a)	1,400	595,532
UGI Corp.(b)	26,577	883,951
		4,687,989
Total Common Stocks (cost $127,684,751)		156,151,522

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $609,813)	4.28	609,813	609,813
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $312,742)	4.28	312,742	312,742
Total Investments (cost $128,607,306)		100.2%	157,074,077
Liabilities, Less Cash and Receivables		(.2%)	(390,201)
Net Assets		100.0%	156,683,876

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $16,358,773 and the value of the collateral was
$16,845,151, consisting of cash collateral of $312,742 and U.S. Government & Agency securities valued at $16,532,409.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
MidCap Stock Portfolio
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	156,150,854	668	—	156,151,522
Investment Companies	922,555	—	—	922,555
	157,073,409	668	—	157,074,077

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At September 30, 2025, accumulated net unrealized appreciation on investments was $28,466,771, consisting of $35,266,834 gross unrealized appreciation and $6,800,063 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.